Risks and Concentration (Details) - Schedule of Total Purchases	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Supplier Concentration Risk [Member] | Total Purchases [Member] | Supplier One [Member]
Schedules of Concentration of Risk, By Risk Factor [Line Items]
Concentration risk, percentage	26.00%	22.00%	17.00%